Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ROCK ETF TRUST
Prospectus Date	rr_ProspectusDate	Sep. 03, 2024
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2024